Special Items	12 Months Ended
Dec. 31, 2013
Disclosure Special Items Additional Information [Abstract]
Special Items
Special Items:
Restructuring and other charges, net reported in the consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 consist of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Charges in connection with global business realignment(a)	$33,361	$—	$—
Exit of phosphorus flame retardants business(b)	—	100,777	—
Defined benefit pension plan curtailment gain, net(c)	—	(4,507)	—
Employer contribution to defined contribution plan(c)	—	10,081	—
Other(d)	—	5,334	—
Total Restructuring and other charges, net	$33,361	$111,685	$—

(a)
In connection with the announced realignment of our operating segments effective January 1, 2014, in the fourth quarter of 2013 we initiated a workforce reduction plan which will result in a reduction of approximately 230 employees worldwide. In the fourth quarter of 2013 we recorded charges of $33.4 million ($21.9 million after income taxes) for termination benefits and other costs related to this workforce reduction plan. Payments under this workforce reduction plan are expected to occur through 2014.

(b)
In the second quarter of 2012 we recorded net charges amounting to $94.7 million ($73.6 million after income taxes), and in the fourth quarter we recorded net charges amounting to $6.1 million ($2.5 million after income taxes), in connection with our exit of the phosphorus flame retardants business, whose products were sourced mainly at our Avonmouth, United Kingdom and Nanjing, China manufacturing sites. The charges are comprised mainly of non-cash items consisting of net asset write-offs of approximately $57 million and write-offs of foreign currency translation adjustments of approximately $12 million, as well as accruals for future cash costs associated with related severance programs of approximately $22 million, estimated site remediation costs of approximately $9 million, other estimated exit costs of approximately $3 million, partly offset by a gain of approximately $2 million related to the sale of our Nanjing, China manufacturing site. Payments under this restructuring plan are expected to occur through 2014.

(c)
In the fourth quarter of 2012 we recorded a net curtailment gain of $4.5 million ($2.9 million after income taxes) and a one-time employer contribution to the Company’s defined contribution plan of $10.1 million ($6.4 million after income taxes), both in connection with various amendments to certain of our U.S. pension and defined contribution plans that were approved by our Board of Directors in the fourth quarter of 2012. See Note 17, “Pension Plans and Other Postretirement Benefits.”

(d)	In the fourth quarter of 2012 we recorded charges amounting to $5.3 million ($4.3 million after income taxes) related to changes in product sourcing and other items.
We had the following activity in our recorded workforce reduction liabilities for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Balance, beginning of year	$15,898	$4,780	$7,074
Workforce reduction charges(a)	33,361	21,640	1,859
Payments	(8,915)	(10,929)	(4,292)
Amount reversed to income(b)	(1,209)	(45)	19
Foreign currency translation	(31)	452	120
Balance, end of year	39,104	15,898	4,780
Less amounts reported in Accrued expenses	39,104	14,428	2,843
Amounts reported in Other noncurrent liabilities	$—	$1,470	$1,937

(a)	The year ended December 31, 2013 includes charges amounting to $33.4 million in connection with the announced realignment of our operating segments effective January 1, 2014 as described above.
The year ended December 31, 2012 includes charges amounting to $21.6 million relating to reduction in force liabilities associated with our exit of the phosphorus flame retardants business noted above.
The year ended December 31, 2011 includes charges of $1.9 million related to restructuring programs at various manufacturing locations which are reflected in Cost of goods sold. Payments under these programs have been completed.

(b)	Amounts reversed to income reflect adjustments based on actual timing and amount of final settlements.
Also, the year ended December 31, 2012 includes a gain of $8.1 million ($5.1 million after income taxes) resulting from proceeds received in connection with the settlement of certain commercial litigation (net of estimated reimbursement of related legal fees of approximately $0.9 million). The litigation involved claims and cross-claims relating to alleged breaches of a purchase and sale agreement. The settlement resolves all outstanding issues and claims between the parties and they agreed to dismiss all outstanding litigation and release all existing and potential claims against each other that were or could have been asserted in the litigation. The year ended December 31, 2012 also includes an $8 million ($5.1 million after income taxes) charitable contribution to the Albemarle Foundation, a non-profit organization that sponsors grants, health and social projects, educational initiatives, disaster relief, matching gift programs, scholarships and other charitable initiatives in locations where our employees live and operate. These items are included in our consolidated Selling, general and administrative expenses for the year ended December 31, 2012.